OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details)	6 Months Ended
	Jun. 30, 2021		Jun. 30, 2020
Customer A [Member]
Disclosure of major customers [line items]
Additional information about revenues	0.00%		12.00%
Customer B (subsidiary shareholder) [Member]
Disclosure of major customers [line items]
Additional information about revenues	34.00%		67.00%
Customer C [Member]
Disclosure of major customers [line items]
Additional information about revenues	40.00%		0.00%
Customer D [Member]
Disclosure of major customers [line items]
Additional information about revenues	0.00%	[1]	12.00%
Customer E [Member]
Disclosure of major customers [line items]
Additional information about revenues	13.00%		0.00%

[1]	Represents an amount lower than 10%.